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                     CARDINAL GOVERNMENT SECURITIES TRUST
                            155 East Broad Street
                            Columbus, Ohio  43215


                               January 25, 1996



VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention:  Filing Desk
Stop 1-4
Washington, D.C.  20549-1004

        Subject:        Cardinal Government Securities Trust -- Investment
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                        Company Act of 1940 File No. 811-3028 -- Rule
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                        497(j) Filing
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Ladies and Gentlemen:

        On behalf of Cardinal Government Securities Trust (the "Trust"), the undersigned hereby certifies, on behalf of the Trust, that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Trust's Registration Statement on Form N-1A and that the text of such post-effective amendment has been filed electronically.


                                        CARDINAL GOVERNMENT SECURITIES TRUST


                                        By /s/ James M. Schrack
                                           --------------------------------
                                           James M. Schrack, Treasurer